Document and Entity Information	Jun. 20, 2018
Document And Entity Information
Document Type	497
Document Period End Date	Dec. 31, 2017
Registrant Name	WILSHIRE MUTUAL FUNDS INC
Central Index Key	0000890453
Amendment Flag	false
Trading Symbol	wmf
Document Creation Date	Jun. 20, 2018
Document Effective Date	Jun. 20, 2018
Prospectus Date	May 01, 2018